Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Related Party and Party-In-Interest Transactions
Related Party and Party-In-Interest Transactions

5. Related Party and Party-In-Interest Transactions

Certain Plan investments are stable value funds, common/collective trusts, and pooled separate accounts managed by Principal. Principal is the trustee as defined by the Plan and qualifies as a party-in-interest. The Plan also invests in the common stock of the Employer, which had dividends paid totaling $10,380 and $10,946 thousand, purchases totaling $25,776 and $34,708 thousand, and sales totaling $41,206 and $52,154 thousand, for 2025 and 2024, respectively. Notes receivable from participants are also considered party-in interest transactions.